GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	3 Months Ended
Mar. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill
The changes in the carrying amount of goodwill by reportable segments were as follows:

	Portfolio Servicing	Active Management	Originations
Goodwill at December 31, 2023	$—	$—	$140,287,000
Additions	—	—	—
Goodwill at March 31, 2024	$—	$—	$140,287,000
The changes in the carrying amount of goodwill by reportable segments were as follows:

	Portfolio Servicing	Active Management	Originations
Goodwill at January 1, 2023	$—	$—	$—
Additions	—	—	140,287,000
Goodwill at December 31, 2023	$—	$—	$140,287,000

Schedule of Finite-Lived Intangible Assets
Intangible Assets acquired comprised of the following:

Asset Type	Fair Value	Useful Life	Valuation Methodology
Customer Relationships - Agents	$12,600,000	5 years	Multi-period excess-earnings method
Customer Relationships - Financial Relationships	11,000,000	8 years	Multi-period excess-earnings method
Internally Developed and Used Technology—APA	1,600,000	2 years	Relief from Royalty Method
Internally Developed and Used Technology—Market Place	100,000	3 years	Replacement Cost Method
Trade Name	900,000	Indefinite	Relief from Royalty Method
Non-Compete Agreements	4,000,000	2 years	With or Without Method
State Insurance Licenses	2,700,000	Indefinite	Replacement Cost Method
	$32,900,000
Intangible assets and related accumulated amortization as of March 31, 2024 are as follows:

Definite Lived Intangible Assets:	Gross Value	Accumulated Amortization	Net Book Value
Customer Relationships - Agents	$12,600,000	$(1,890,000)	$10,710,000
Customer Relationships - Financial Relationships	11,000,000	(1,031,250)	9,968,750
Internally Developed and Used Technology—APA	1,600,000	(600,000)	1,000,000
Internally Developed and Used Technology—Market Place	100,000	(25,000)	75,000
Non-Compete Agreements	4,000,000	(1,500,000)	2,500,000
Balance at March 31, 2024	$29,300,000	$(5,046,250)	$24,253,750
Indefinite Lived Intangible Assets:
Trade Name	900,000	—	900,000
State Insurance Licenses	2,700,000	—	2,700,000
Total Intangible Asset Balance at March 31, 2024	$32,900,000	$(5,046,250)	$27,853,750
Intangible Assets Acquired comprised of the following:

Asset Type	Fair Value	Useful Life	Valuation Methodology
Customer Relationships - Agents	$12,600,000	5 years	Multi-period excess-earnings method
Customer Relationships - Financial Relationships	11,000,000	8 years	Multi-period excess-earnings method
Internally Developed and Used Technology—APA	1,600,000	2 years	Relief from Royalty Method
Internally Developed and Used Technology—Market Place	100,000	3 years	Replacement Cost Method
Trade Name	900,000	Indefinite	Relief from Royalty Method
Non-Compete Agreements	4,000,000	2 years	With or Without Method
State Insurance Licenses	2,700,000	Indefinite	Replacement Cost Method
	$32,900,000
Intangible assets and related accumulated amortization as of December 31, 2023 and 2022 are as follows:

	December 31, 2023
Definite Lived Intangible Assets:	Gross Value	Accumulated Amortization	Net Book Value
Customer Relationships - Agents	$12,600,000	$1,260,000	$11,340,000
Customer Relationships - Financial Relationships	11,000,000	687,500	10,312,500
Internally Developed and Used Technology—APA	1,600,000	400,000	1,200,000
Internally Developed and Used Technology—Market Place	100,000	16,667	83,333
Non-Compete Agreements	4,000,000	1,000,000	3,000,000
Balance at December 31, 2023	$29,300,000	$3,364,167	$25,935,833

Indefinite Lived Intangible Assets:
Trade Name	900,000	—	900,000
State Insurance Licenses	2,700,000	—	2,700,000
Total Intangible Asset Balance at December 31, 2023	$32,900,000	$3,364,167	$29,535,833

Schedule of Indefinite-Lived Intangible Assets
Intangible Assets acquired comprised of the following:

Asset Type	Fair Value	Useful Life	Valuation Methodology
Customer Relationships - Agents	$12,600,000	5 years	Multi-period excess-earnings method
Customer Relationships - Financial Relationships	11,000,000	8 years	Multi-period excess-earnings method
Internally Developed and Used Technology—APA	1,600,000	2 years	Relief from Royalty Method
Internally Developed and Used Technology—Market Place	100,000	3 years	Replacement Cost Method
Trade Name	900,000	Indefinite	Relief from Royalty Method
Non-Compete Agreements	4,000,000	2 years	With or Without Method
State Insurance Licenses	2,700,000	Indefinite	Replacement Cost Method
	$32,900,000
Intangible assets and related accumulated amortization as of March 31, 2024 are as follows:

Definite Lived Intangible Assets:	Gross Value	Accumulated Amortization	Net Book Value
Customer Relationships - Agents	$12,600,000	$(1,890,000)	$10,710,000
Customer Relationships - Financial Relationships	11,000,000	(1,031,250)	9,968,750
Internally Developed and Used Technology—APA	1,600,000	(600,000)	1,000,000
Internally Developed and Used Technology—Market Place	100,000	(25,000)	75,000
Non-Compete Agreements	4,000,000	(1,500,000)	2,500,000
Balance at March 31, 2024	$29,300,000	$(5,046,250)	$24,253,750
Indefinite Lived Intangible Assets:
Trade Name	900,000	—	900,000
State Insurance Licenses	2,700,000	—	2,700,000
Total Intangible Asset Balance at March 31, 2024	$32,900,000	$(5,046,250)	$27,853,750
Intangible Assets Acquired comprised of the following:

Asset Type	Fair Value	Useful Life	Valuation Methodology
Customer Relationships - Agents	$12,600,000	5 years	Multi-period excess-earnings method
Customer Relationships - Financial Relationships	11,000,000	8 years	Multi-period excess-earnings method
Internally Developed and Used Technology—APA	1,600,000	2 years	Relief from Royalty Method
Internally Developed and Used Technology—Market Place	100,000	3 years	Replacement Cost Method
Trade Name	900,000	Indefinite	Relief from Royalty Method
Non-Compete Agreements	4,000,000	2 years	With or Without Method
State Insurance Licenses	2,700,000	Indefinite	Replacement Cost Method
	$32,900,000
Intangible assets and related accumulated amortization as of December 31, 2023 and 2022 are as follows:

	December 31, 2023
Definite Lived Intangible Assets:	Gross Value	Accumulated Amortization	Net Book Value
Customer Relationships - Agents	$12,600,000	$1,260,000	$11,340,000
Customer Relationships - Financial Relationships	11,000,000	687,500	10,312,500
Internally Developed and Used Technology—APA	1,600,000	400,000	1,200,000
Internally Developed and Used Technology—Market Place	100,000	16,667	83,333
Non-Compete Agreements	4,000,000	1,000,000	3,000,000
Balance at December 31, 2023	$29,300,000	$3,364,167	$25,935,833

Indefinite Lived Intangible Assets:
Trade Name	900,000	—	900,000
State Insurance Licenses	2,700,000	—	2,700,000
Total Intangible Asset Balance at December 31, 2023	$32,900,000	$3,364,167	$29,535,833

Schedule of Estimated Annual Amortization for Intangible Assets
Estimated annual amortization of intangible assets for the next five years ending December 31 and thereafter is as follows:

2024 remaining	$5,046,250
2025	5,328,333
2026	3,911,667
2027	3,895,000
2028	2,635,000
Thereafter	3,437,500
Total	$24,253,750
Estimated annual amortization of intangible assets for the next five years ending December 31 and thereafter is as follows:

2024	$6,728,333
2025	5,328,333
2026	3,911,667
2027	3,895,000
2028	2,635,000
Thereafter	3,437,500
Total	$25,935,833